INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS

9. INVESTMENTS

Balance at December 30, 2020	-
Acquisitions	623,706
Change in fair value	(332,640)
Balance at December 31, 2021	291,066
Change in fair value	(98,483)
Balance at December 31, 2022	$192,583

Fair value of investments is comprised of:

Public company shares	$57,143
Private company shares	135,440
Balance at December 31, 2022	$192,583

Public company shares	$142,857
Public company warrants	21,429
Private company shares	126,780
Balance at December 31, 2021	$291,066

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023. The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

	December 31, 2022	December 31, 2021	March 10, 2020
Risk free interest rate	4.07%	0.91%	0.28%
Expected volatility	116.00%	124.09%	150.88%
Expected life	0.21 years	2 years	2 years
Expected dividend yield	0%	0%	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars